Revenue from contract with customer (Details) € in Millions, $ in Millions						1 Months Ended		12 Months Ended						15 Months Ended
	Jul. 01, 2023 CHF (SFr)	Nov. 01, 2022 CHF (SFr)	May 01, 2021 CHF (SFr)	Oct. 30, 2020 USD ($)	Jan. 02, 2018 USD ($) item	Aug. 31, 2022 CHF (SFr)	Jan. 31, 2018 USD ($)	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2023 CHF (SFr)		Dec. 31, 2022 CHF (SFr)		Dec. 31, 2019 USD ($)	Jul. 31, 2022 CHF (SFr)	Dec. 31, 2004 EUR (€)
Revenue from contract with customer
Revenue from contract with customer								SFr 404,102	SFr 1,612,953	[1]	SFr 1,422,438	[1]
Indivior PLC
Revenue from contract with customer
Number of distinct material promises and performance obligations | item					2
Indivior PLC | Rights granted
Revenue from contract with customer
Revenue from contract with customer | $							$ 5.0
Indivior PLC | Achievement of pre-specified milestones
Revenue from contract with customer
Variable consideration allocated to contract | $					$ 330.0
Indivior PLC | Research
Revenue from contract with customer
Revenue from contract with customer								400,000	1,600,000		1,400,000
Initial research term					2 years
Contract funding for research and development costs incurred | $					$ 4.0
Increment period for extension of research term					12 months
Number of newly identified compounds selected | item					1
Additional funding for research and development costs incurred	SFr 2,700,000	SFr 950,000	SFr 3,700,000	$ 2.8		SFr 850,000							$ 1.6
Research funding received														SFr 2,700,000
Research funding paid by investor to third parties														SFr 1,000,000
Research funding to be received	1,100,000
Research funding to be paid by investor to third parties	SFr 1,600,000
Contract asset and trade receivables								0	100,000
Indivior PLC | Research | Indivior PLC
Revenue from contract with customer
Number of newly identified compounds selected | item					1
Janssen Pharmaceuticals Inc. | Development
Revenue from contract with customer
Revenue from contract with customer								SFr 0	SFr 0		SFr 0
Janssen Pharmaceuticals Inc. | Development | Maximum
Revenue from contract with customer
Variable consideration allocated to contract | €															€ 109

[1]	The comparative information has been re-presented due to discontinued operations that have been reclassed to the financial line called “Net profit or loss from discontinued operations” (note 23). In the other sections of these consolidated financial statements an asterisk will indicate where comparative information has been re-presented